Business Combination (Details 2) (USD $)	12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2014	Apr. 04, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Combination
Cash consideration	$ 101,891,000
Allocation of the purchase price
Goodwill	164,887,000		130,794,000	10,983,000
WAPA Holdings, LLC
Business Combination
Percentage of post-transaction common shares of combined entities obtained by acquirer		46.40%
Percentage of voting rights of combined entities obtained by acquirer		59.90%
Number of directors on the combined entity board of directors represented by acquirer		5
Number of directors on the combined entity board of directors		9
Percentage of total revenues of the combined entities represented as historical revenues by acquirer		69.00%
WAPA Holdings, LLC | Cinelatino
Business Combination
Total consideration		129,400,000
Cash consideration		3,800,000
Number of shares		12,567,538
Fair value of shares		128,800,000
Estimated fair value of contingent consideration		3,200,000
Number of common stock shares that have been achieved trading price and are no longer subject to forfeiture	571,252
Fair value of shares that have achieved trading price and are no longer subject to forfeiture	1,200,000
Significant assumptions utilized to value contingent consideration
Sale price of stock (in dollars per share)		10.25
Volatility (as a percent)		32.50%
Risk-Free Rate (as a percent)		0.69%
Allocation of the purchase price
Cash		12,865,000
Accounts receivable		4,053,000
Programming rights		4,460,000
Prepaid expenses and other current assets		940,000
Property and equipment, net		21,000
Other assets		336,000
Current liabilities		(6,272,000)
Deferred tax liabilities		(12,594,000)
Long-term debt		(32,097,000)
Fair value of identifiable net assets acquired		9,612,000
Goodwill		119,812,000
Total		129,424,000
WAPA Holdings, LLC | Cinelatino | Monte Carlo simulation model
Business Combination
Fair value of shares		8,500,000
WAPA Holdings, LLC | Cinelatino | Purchase price allocation adjustment
Allocation of the purchase price
Purchase accounting adjustment to goodwill			14,300,000
WAPA Holdings, LLC | Cinelatino | Issuance of shares contingent upon achieving specific closing market price of Class A common stock
Business Combination
Number of shares		1,142,504
Fair value of shares		11,700,000
WAPA Holdings, LLC | Cinelatino | Affiliate Relationships
Allocation of the purchase price
Intangible asset		37,900,000
Estimated useful life		6 years
WAPA Holdings, LLC | Cinelatino | Affiliate Relationships | Discounted Cash Flow Method
Allocation of the purchase price
Discount rate (as a percent)		10.00%
WAPA Holdings, LLC | Common Class A | Cinelatino
Business Combination
Number of trading days within a threshold period during which the closing price per share should attain the specified price per share		20 days
Number of trading days in threshold for trading days during which closing price per share should attain the specified price per share subject to forfeiture		30 days
WAPA Holdings, LLC | Common Class A | Cinelatino | Minimum
Business Combination
Closing price per share to be attained for forfeiture of shares (in dollars per share)		12.50
Number of threshold for trading days during which closing price per share should attain the specified price per share subject to forfeiture		1
WAPA Holdings, LLC | Common Class A | Cinelatino | Maximum
Business Combination
Closing price per share to be attained for forfeiture of shares (in dollars per share)		15.00
Period from the date of transaction during which closing price per share should attain the specified price per share subject to forfeiture		36 months